Operating lease agreements (Tables)	12 Months Ended
Dec. 31, 2017
Presentation Of Leases For Lessee [Abstract]
Summary of Rents of Operating Leases Payable	The rents of operating leases are payable as follows:
	2015		2016		2017
Less than one year	Ps.	18,306	Ps.	18,550	Ps.	15,067
Between one and 5 years		47,829		39,815		47,881
	Ps.	66,135	Ps.	58,365	Ps.	62,948

Summary of Future Minimum Lease Payments Receivable
a)

The Company receives payments from leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such leases is as follows:

	2015		2016		2017
Less than one year	Ps.	554,505	Ps.	656,672	Ps.	720,071
Between one and 5 years		714,262		728,712		809,179
More than 5 years		35,452		1,560		5,641
	Ps.	1,304,219	Ps.	1,386,944	Ps.	1,534,891

Summary of Future Minimum Rental Payments Under Non Cancellable Leases
b)	Future minimum rental payments under non-cancellable leases in MBJA are as shown in the following table (in thousands of USD Dollars):

	2015		2016		2017
Less than one a year	USD$	1,223	USD$	10,022	USD$	13,018
Between one and five years.		5,374		28,193		24,106
More than five years		—		6,198		14,226
	USD$	6,597	USD$	44,413	USD$	51,350